Stock-Based Compensation - Stock Options (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, intrinsic value of awards exercised	$ 7,100	$ 700
Stock-based compensation, fair value of awards vested	900	1,000
Total stock-based compensation expense	42,571	1,982
Stock-based compensation, cost unrecognized	$ 4,300	$ 1,400
Stock-based compensation, cost unrecognized, period for recognition	3 years 7 months 6 days	1 year 10 months 24 days